Investments in associates and joint ventures - Analysis of movement in the group's investments in associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	$ 5,334	$ 5,032
Exchange differences	(165)	489
Additions	46	109
Share of profit/(loss) after tax	218	193	$ 414
Step acquisition		(30)
Dividends	(116)	(175)
Share of movements in other comprehensive income and equity	(2)	21
Impairment charged during the year	(29)	(308)
Transfer to other investments	(2)	3
Cost less provisions, Ending balance	5,284	5,334	5,032
Loans and preference shares invested in associates	32	37
Moet Hennessy
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	5,149	4,608
Exchange differences	(159)	470
Additions	0	0
Share of profit/(loss) after tax	227	219
Step acquisition		0
Dividends	(108)	(169)
Share of movements in other comprehensive income and equity	(2)	21
Impairment charged during the year	0	0
Transfer to other investments	0	0
Cost less provisions, Ending balance	5,107	5,149	4,608
Others
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	185	424
Exchange differences	(6)	19
Additions	46	109
Share of profit/(loss) after tax	(9)	(26)
Step acquisition		(30)
Dividends	(8)	(6)
Share of movements in other comprehensive income and equity	0	0
Impairment charged during the year	(29)	(308)
Transfer to other investments	(2)	3
Cost less provisions, Ending balance	$ 177	$ 185	$ 424